Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Summary of Notes Payable

Notes payable consisted of the following:

($ in thousands)	June 30, 2023	December 31, 2022
LMFA notes payable	$438	$968
LMFAO note payable	1,757	2,785
Maxim note payable	3,590	4,167
Insurance financing	199	910
Unamortized deferred financing costs	(77)	—
	5,907	8,830
Less current portion	(5,907)	(1,178)
	$—	$7,652

Notes payable consisted of the following on December 31:

($ in thousands)	2022	2021
LMFA notes payable	$968	$—
LMFAO note payable	2,785	—
Maxim note payable	4,167	—
Insurance financing	910	—
Total notes payable	$8,830	$—

Schedule of Future Maturities of Principal Repayment of Convertible Notes	Future maturities of principal repayment of the notes payable as of June 30, 2023 are as follows:

($ in thousands)
Years ended December 31:
2023 (remaining)	$—
2024	5,907
$5,907